[SCHRODERS EMBLEM] SCHRODERS




                                    SCHRODER
                               INTERNATIONAL BOND
                                    PORTFOLIO







                               SEMI-ANNUAL REPORT
                                  June 30, 1997
                                   (Unaudited)






                            Schroder Capital Funds II

SCHRODER INTERNATIONAL BOND PORTFOLIO
Two Portland Square, Portland, Maine  04101
General Information        (207) 879-6200
Account Information        (800) 344-8332
Fund Literature            (800) 290-9826
Fax                        (207) 879-6050


INVESTMENT OBJECTIVE
The Portfolio's investment objective is to seek a high rate of total return. It seeks to achieve its investment objective by investing at least 65%, and normally intends to invest substantially all, of its assets in non-U.S. debt securities and debt-related investments, which may be denominated in foreign or U.S. currency.

INVESTMENT ADVISER
Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 18 countries worldwide. The Schroder Group has been managing international investment portfolios since the early years of this century. As of June 30, 1997, the Schroder Group had over $150 billion in assets under management. At that same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $28 billion under management.




                                                         August 25, 1997

Dear Shareholder:

We are pleased to present the semi-annual report for the Schroder International Bond Portfolio for the six month period ending June 30, 1997. Over the period, the total return of the Portfolio was -3.50% compared with the Salomon Brothers World Government Bond Index ex-U.S., which returned -3.13%.

The first six months of 1997 was characterized by sluggish growth and subdued inflation in Japan, Australia and most continental European economies while the United Kingdom experienced above-trend growth. As a consequence, monetary policy remained on hold in Europe and Japan and was actually eased in Australia as the economy slowed further. However, the recently independent Bank of England, under the new Labour government, raised short term interest rates in the U.K.

Inflationary pressures were largely absent across all major industrialized countries helped by weak commodity prices, high unemployment rates in many countries, intense global competition and excess capacity in many emerging economies. This economic backdrop was positive for bond markets globally and all markets provided positive returns in local currency terms.

In the U.K., while economic activity gathered pace and short term interest rates were raised, bond yields were able to fall as the decision to make the Bank of England independent increased the inflation-fighting credibility of U.K. authorities enormously and the strength of sterling kept inflation expectations at bay. Consequently, the U.K. was the best performing market over the period in local currency terms and second only to Japan in U.S. dollar terms.

Australia almost matched the U.K. in performance terms as further interest rate cuts caused yields along the entire maturity spectrum to fall and weak commodity prices helped keep inflation subdued despite rising wage pressures.

Within Europe, a growing belief that European Monetary Union will begin on time on January 1, 1999 due to the strong political will within Germany and France caused all European bond yields to move towards convergence with Germany. Italy and Spain performed best among continental European markets due to the upgrading of their chances of being initial members of EMU and the wide yield differentials that existed at the beginning of the year.


The strength of the U.S. economy, in contrast to continental Europe, drove the dollar higher as bond yield differentials rose in the U.S. relative to Germany. In addition, concerns over potential weakness in the new "Euro" currency after its introduction in January 1999 led to a sell-off in the Deutschemark against all its major counterparts including the dollar. This resulted in negative bond market returns in U.S. dollar terms for all continental European markets while the Japanese market was the top performer in dollar terms after a huge rally by the Yen in the second quarter.

Sincerely,



Hermann C. Schwab
Chairman

MANAGEMENT DISCUSSION AND ANALYSIS.


The Portfolio's return was slightly lower than its benchmark, the Salomon Brothers World Government Bond Index, for the six months ending June 30 after being ahead for most of that time frame. Currency exposure made a positive contribution to performance while the short duration stance proved to be premature as yields fell sharply towards the end of the period.

The Portfolio has been invested defensively throughout the six months with a duration exposure that is significantly lower than the index. This is due to management's belief that global yields have fallen to levels which fully discounted both the low inflation and sluggish growth environment in Europe and Japan. Indeed, we expect global growth to recover in the second half of 1997 spearheaded by the U.S., but also expect Europe and Japan to experience a pick-up in economic activity in response to the easy monetary policy that has existed for so long. In such an environment, bond yields are likely to rise globally and we have positioned the portfolio toward short maturity instruments with a low duration.

The Portfolio has significantly underweighted Japan this year as the bond market is expensive in an historical context and the level of running yield is very low compared to other global markets. Within Europe, a significantly overweight allocation was made to Germany as it is close to fair value given recent declines in inflation and sluggish economic growth. Peripheral markets such as Spain, Italy and Sweden have moved to record low yield spreads. We feel these markets have become speculative in nature and much riskier, particularly if the nascent signs of growth translate into stronger activity as we expect.

The Portfolio has remained consistently overweight in the dollar-bloc currencies against Europe as the U.S. economic cycle continues to outshine that in Europe. However, after the Yen's 50% fall since its high in April 1995 it became excessively cheap and so the Portfolio moved to an overweight position and benefited significantly from the sharp rise that occurred in May and June.

The markets in Europe have assumed that European Monetary Union on January 1, 1999 is virtually a foregone conclusion given the political will of the major EU partners. However, given the poor state of public finances in Europe, neither Germany nor France is likely to meet the 3% budget deficit criteria in 1997. Therefore, the risk of a delay and the resulting negative consequences for the peripheral bond markets and currencies of Spain and Italy should not be ruled out. Should this occur, capital would move back into Germany given its credentials as a safe haven market in times of crisis and its history of sound economic management.

At present, sentiment is bearish towards the Deutschemark and speculators have regarded it as a one-way bet having accumulated the largest short position at any time over the past decade. Should a catalyst cause a liquidation of these positions, a rally in the Deutschemark would be inevitable. The Bundesbank has mentioned their concern over the recent rapid decline of the Mark and may nudge money market rates higher particularly as embryonic signs of inflation are beginning to emerge. Management will be watching this situation closely in the coming months as it could materially alter the investment landscape and lead to a significant adjustment in both international bond markets and the value of the respective currencies.


The views expressed in this report were those of the Portfolio's portfolio managers as of the dates specified and may not reflect the views of the portfolio managers on the dates this report is first published or any time thereafter. These views are intended to assist shareholders of the Portfolio in understanding their investment in the Portfolio and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

SCHRODER INTERNATIONAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 1997 (UNAUDITED)

                              FIXED INCOME INVESTMENTS - 92.3%

 CURRENCY         FACE                                                                                   VALUE US$
 --------         ----                                                                                   ---------
                              BELGIUM - 4.7%

    BEF            14,000,000 Kingdom of Belgium, 9.00%, 3/28/03                                   $                472,455
                                                                                                 ---------------------------

                              DENMARK - 6.6%

    DKK             3,900,000 Kingdom of Denmark, 8.00%, 11/15/01                                                   663,334
                                                                                                 ---------------------------

                              FRANCE - 4.3%
    FRF             2,500,000 Government of France, 4.75%, 3/12/02                                                  429,448
                                                                                                 ---------------------------

                              GERMANY - 33.7%
    DEM             4,050,000 German Federal Government, 5.00%, 12/17/98                                          2,382,078
                    1,500,000 German Federal Government, 8.38%, 5/21/01                                             992,405
                                                                                                 ---------------------------
                                                                                                                  3,374,483
                                                                                                 ---------------------------

                              ITALY - 4.5 %
    ITL           685,000,000 Republic of Italy, 10.50%, 7/15/00                                                    449,816
                                                                                                 ---------------------------

                              JAPAN - 12.2%
    JPY           137,000,000 International Bank for Research & Development, 4.50%, 12/22/97                      1,220,675
                                                                                                 ---------------------------

                              NETHERLANDS - 7.0%
    NLG               825,000 Government of Netherlands, 7.50%, 11/15/99                                            458,750
    NLG               200,000 Government of Netherlands, 8.75%, 9/15/01                                             120,187
                      200,000 Government of Netherlands, 8.25%, 6/15/02                                             118,258
                                                                                                 ---------------------------
                                                                                                                    697,195
                                                                                                 ---------------------------

                              SWEDEN - 5.5%
    SEK             3,300,000 Kingdom of Sweden, 13.00%, 6/15/01                                                    546,746
                                                                                                 ---------------------------

                              UNITED KINGDOM - 13.8%
    GBP               750,000 United Kingdom Treasury, 9.75%, 8/27/02                                             1,385,428
                                                                                                 ---------------------------

                              TOTAL FIXED INCOME INVESTMENTS (COST $9,541,739)                                    9,239,580
                                                                                                 ---------------------------

SCHRODER INTERNATIONAL BOND PORTFOLIO

AS OF JUNE 30, 1997 (UNAUDITED)

                              FOREIGN CURRENCY - 0.1%                                                    VALUE US$
                                                                                                         ---------

 CURRENCY         FACE
 --------         ----

    GBP              6,838 British Pound Sterling                                                                    11,380
                                                                                                 ---------------------------

                              TOTAL FOREIGN CURRENCY (COST $11,267)                                                  11,380
                                                                                                 ---------------------------

                              Total Investments - 92.4% (cost $9,553,006)                                         9,250,960
                              Other Assets Less Liabilities - 7.6%                                                  763,081
                                                                                                 ---------------------------
                              Total Net Assets - 100.0%                                             $            10,014,041
                                                                                                 ===========================




--------------------------------------------------------------------------------

                                                   FORWARD FOREIGN CURRENCY CONTRACTS

                                                           CONTRACTS TO SELL

              CONTRACT DATE          CURRENCY                 UNITS              US DOLLARS        UNREALIZED GAIN (LOSS)
              -------------          --------                 -----              ----------        ----------------------
                 7/16/97                DEM                 2,353,610            1,373,408                $21,380
                 7/16/97                SEK                 3,700,000             483,091                  4,331
                 8/15/97                GBP                  325,000              508,247                 (31,934)
                 8/15/97                ITL                450,000,000            263,466                  3,955
                10/15/97                NLG                  900,000              466,926                  4,201
                                                                                                 ---------------------------
                                                                                                           1,933
                                                                                                 ===========================

                                                            CONTRACTS TO BUY
              CONTRACT DATE          CURRENCY                 UNITS              US DOLLARS        UNREALIZED GAIN (LOSS)
              -------------          --------                 -----              ----------        ----------------------
            7/16/97 - 8/15/97           JPY                254,434,000           2,075,749                $155,308
                 8/15/97                DEM                  724,110              438,367                 (21,517)
                 8/15/97                ITL                450,000,000            263,466                 (6,091)
                                                                                                 ---------------------------
                                                                                                          127,700
                                                                                                 ===========================



------------------------------------------------------

ABBREVIATIONS
BEF - Belgian  Franc
DEM - German  Deutsche Mark
DKK - Danish Krone
FRF - French Franc
GBP - British  Pound
ITL - Italian  Lira
JPY - Japanese  Yen
NLG - Dutch Guilder
SEK - Swedish Krona

SCHRODER INTERNATIONAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)





ASSETS:
      Investments (Note 2):
         Investments at cost                                                    $          9,553,006
         Net unrealized appreciation (depreciation)                                         (302,046)
                                                                               ----------------------
                             Total Investments at value                                    9,250,960

      Cash                                                                                   442,808
      Receivable for forward foreign currency contracts                                      129,633
      Receivable for dividends and interest                                                  212,411
      Organization costs, net of amortization (Note 2)                                         7,444
                                                                               ----------------------

                             Total Assets                                                 10,043,256
                                                                               ----------------------

LIABILITIES:
      Accrued expenses and other liabilities                                                  29,215
                                                                               ----------------------

                             Total Liabilities                                                29,215
                                                                               ----------------------

                             Net Assets                                         $         10,014,041
                                                                               ======================

COMPONENTS OF NET ASSETS:
      Investors' capital                                                        $         10,190,813
      Net unrealized appreciation (depreciation) on investments                             (176,772)
                                                                               ----------------------

                             Net Assets                                         $         10,014,041
                                                                               ======================











    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)





INVESTMENT INCOME:
     Interest income (net of foreign withholding taxes of $1,183)                                     $            250,843
                                                                                                    -----------------------

EXPENSES:
     Investment advisory (Note 3)                                                                                   20,330
     Administration (Note 3)                                                                                         7,116
     Transfer agency (Note 3)                                                                                        6,059
     Custody                                                                                                         1,220
     Accounting (Note 3)                                                                                            31,000
     Legal                                                                                                           1,250
     Audit                                                                                                           9,950
     Trustees                                                                                                        1,037
     Amortization of organization costs (Note 2)                                                                       827
     Miscellaneous                                                                                                   1,001
                                                                                                    -----------------------
                              Total Expenses                                                                        79,790
     Fees waived and expenses reimbursed (Note 6)                                                                  (48,812)
                                                                                                    -----------------------
                              Net Expenses                                                                          30,978
                                                                                                    -----------------------

NET INVESTMENT INCOME (LOSS)                                                                                       219,865
                                                                                                    -----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN
     CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
     Net realized gain (loss) on investments sold                                                                  (16,931)
     Net realized gain (loss) on forward foreign currency contracts and
         foreign currency transactions                                                                             (12,221)
                                                                                                    -----------------------
                   Net realized gain (loss) on investments, forward foreign
                     currency contracts and foreign currency transactions                                          (29,152)
                                                                                                    -----------------------

     Net change in unrealized appreciation (depreciation) on investments                                          (302,159)
     Net change in unrealized appreciation (depreciation) on forward
         foreign currency contracts and foreign currency transactions                                              125,387
                                                                                                    -----------------------
                   Net change in unrealized appreciation (depreciation) on investments,
                     forward foreign currency contracts and foreign currency transactions                         (176,772)
                                                                                                    -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN
     CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS                                                         (205,924)
                                                                                                    -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       $             13,941
                                                                                                    =======================




    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)







NET ASSETS, BEGINNING OF PERIOD                                                       $               3,000,100
                                                                                    ----------------------------

OPERATIONS:
    Net investment income (loss)                                                                        219,865
    Net realized gain (loss) on investments sold                                                        (29,152)
    Net change in unrealized appreciation (depreciation) on investments                                (176,772)
                                                                                    ----------------------------
    Net increase (decrease) in net assets resulting from operations                                      13,941
                                                                                    ----------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                                                     7,000,000
    Withdrawals                                                                                               -
                                                                                    ----------------------------
    Net transactions from investors' beneficial interest                                              7,000,000
                                                                                    ----------------------------

    Net increase (decrease) in net assets                                                             7,013,941
                                                                                    ----------------------------

NET ASSETS, END OF PERIOD                                                             $              10,014,041
                                                                                    ============================















    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Portfolio performance for the following periods:                                               For the
                                                                                             Period Ended
                                                                                            June 30, 1997
                                                                                            (Unaudited) (a)
                                                                                       -------------------------
Ratio to Average Net Assets:
             Expenses including reimbursement/waiver                                              0.75%(b)
             Expenses excluding reimbursement/waiver                                              1.96%(b)
             Net investment income including reimbursement/waiver                                 5.41%(b)


Portfolio turnover rate                                                                          62.93%


--------------------------------------------------

(a) For the period from December 31, 1996, commencement of operations, to June 30, 1997.
(b) Annualized.















    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

         Schroder Capital Funds II ("Schroder Core") was organized on December 27, 1996 as a Delaware business trust. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has one investment portfolio. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales or transaction charges to institutional clients, including open-end, management investment companies. The Portfolio commenced operations on December 31, 1996.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The  following  represent   significant   accounting  policies  of  the
Portfolio:

SECURITY VALUATION

Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

         Trading in securities on non-U.S. exchanges and over-the-counter markets may not take place on every day that the New York Stock Exchange is open for trading. Furthermore, trading takes place in various foreign markets on days on which the Portfolio's net asset value is not calculated. If events materially affecting the value of foreign securities occur between the time when their price is determined and the time when net asset value is calculated, such securities will be valued at fair value as determined in good faith by using methods approved by the Schroder Core Board. All assets and liabilities of the Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Portfolio is calculated.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

SCHRODER INTERNATIONAL BOND PORTFOLIO

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
(i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

               The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.


ORGANIZATIONAL COSTS

         Cost incurred by the Portfolio in connection with this organization and initial registration are being amortized on a straight line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         The investment adviser to the Portfolio is Schroder Capital Management International Inc. ("SCMI"). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.50% of the average daily net assets of the Portfolio.

ADMINISTRATOR

         The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). In addition, the Portfolio has entered into a
Subadministration Agreement with Forum Administrative Services, Limited Liability Company ("Forum"). For these services, Schroder Advisors is entitled to receive an annual fee, payable monthly, of 0.10% of the average daily net assets of the Portfolio. For its services, Forum is entitled to receive an annual fee, payable monthly, of 0.075% of the average daily net assets of the Portfolio.

TRANSFER AGENT

          Forum Financial Corp.(R) ("FFC") serves as the Portfolio's transfer agent and is entitled to receive compensation for those services by Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

OTHER SERVICE PROVIDERS

         FFC also performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services by the Portfolio in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

SCHRODER INTERNATIONAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 4.  PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended June 30, 1997 aggregated $14,311,620 and $4,711,882 respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of June 30, 1997 was $9,553,006. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $46,304, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $348,350.

NOTE 5.  FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and capital gain, as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio.


NOTE 6.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         SCMI and Schroder Advisors voluntarily have waived a portion of their fees and have assumed certain expenses of the Portfolio so that its total expenses would not exceed certain limitations. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of Schroder Core. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended June 30, 1997, fees waived and expenses reimbursed were as follows:
                                                         WAIVED       REIMBURSED
--------------------------------------------------------------------------------
SCMI                                                    $20,330           $2,307
Schroder Advisors                                         4,066                -
Forum                                                     3,050                -
FFC                                                      19,059                -

NOTE 7.  GEOGRAPHIC CONCENTRATION

         The Portfolio may invest more than 25% of its total assets in any one country. As of the date of this Semi-Annual Report, the Portfolio has 33.7% of its net assets invested in Germany. To the extent that it invests in issuers located in one country, the Portfolio is susceptible to factors adversely affecting that country, including political, social and economic developments. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration.


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


TRUSTEES                                             OFFICERS

Hermann C. Schwab                                   Hermann C. Schwab
Peter E. Guernsey                                      Chairman of the Board
John I. Howell                                      Mark J. Smith
Clarence F. Michalis                                   President
Mark J. Smith                                       Mark Astley
                                                       Vice President
                                                    Robert G. Davy
                                                       Vice President
                                                    Margaret H. Douglas-Hamilton
                                                       Vice President
                                                    Richard Foulkes
                                                       Vice President
                                                    John Y. Keffer
                                                       Vice President
                                                    Jane Lucas
                                                       Vice President
                                                    Catherine A. Mazza
                                                       Vice President
                                                    Michael Perelstein
                                                       Vice President
                                                    Fariba Talebi
                                                       Vice President
                                                    John A. Troiano
                                                       Vice President
                                                    Ira L. Unschuld
                                                       Vice President
                                                    Alexandra Poe
                                                       Vice President
                                                       Secretary
                                                    Thomas G. Sheehan
                                                       Assistant Treasurer
                                                       Assistant Secretary
                                                    Catherine S. Wooledge
                                                       Assistant Treasurer
                                                       Assistant Secretary
                                                    Barbara Gottlieb
                                                       Assistant Secretary
                                                    Mary Kunkemueller
                                                       Assistant Secretary
                                                    Geraldo Machado
                                                       Assistant Secretary

                               INVESTMENT ADVISER
                 Schroder Capital Management International Inc.
                               787 Seventh Avenue
                            New York, New York 10019


                           ADMINISTRATOR & DISTRIBUTOR
                           Schroder Fund Advisors Inc.
                               787 Seventh Avenue
                            New York, New York 10019


                                    CUSTODIAN
                            The Chase Manhattan Bank
                             Global Custody Division
                         Woolgate House, Coleman Street
                         London EC2P 2HD, United Kingdom


                                 TRANSFER AGENT
                            Forum Financial Corp.(R)
                               Two Portland Square
                              Portland, Maine 04101


                                     COUNSEL
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110


                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                             One Post Office Square
                           Boston, Massachusetts 02109




This report is for the information of the shareholders of the Schroder International Bond Portfolio. Its use in connection with any offering of the Portfolio's shares is authorized only in case of a concurrent or prior delivery of the Portfolio's current prospectus.